Lehman & Eilen LLP

20283 State Road 7, Suite 300

Boca Raton, FL 33498

Tel. (561) 237-0804

November 6, 2008

VIA EDGAR, FACSIMILE AND

OVERNIGHT MAIL

United States Securities

   and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, D.C.  20549

Attention:

Jennifer Hardy, Esq.

Division of Corporation Finance

Re:

Propell Corporation

Registration Statement on Form S-1/A1

Filed October 8, 2008

File No. 333-150862

Dear Ms. Hardy:

Thank you for your November 4, 2008 letter regarding Propell Corporation (the “Company”).  Enclosed is Amendment No. 2 to Form S-1, which has been marked to show changes from our prior submission.   The changes in the revised registration statement reflect the staff’s comments to the previously submitted material.  Also, in order to assist you in your review of the Registrant’s Form S-1, we hereby submit a letter responding to the comments.  For your convenience, we have set forth below the staff’s numbered comments in their entirety followed by our responses thereto.

General

1.        We understand that Mr. Rhodes controls Crystal Magic and that a change in control could void certain material contracts with Disney.  It is unclear whether Mr. Rhodes immediately exercisable preferred stock option contract dated July 1, 2008, impacts the accounting for the April 10, 2008, transaction.  Specifically, paragraph 11 of SFAS 141 excludes certain common control transactions. Please provide an analysis of paragraphs

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

D11-18 of SFAS 141 regarding this transaction.  In addition, please tell us your consideration of SFAS 94, EITF 96-16 and APB 18 regarding the April 10, 2008, transaction.  It is not clear whether the transaction is essentially Propell’s acquisition of an equity method investment from an entity under common control.  We may have further comment.

Response:  We do not believe that the preferred stock option held by Mr. Rhodes impacts the accounting for the April 10, 2008 transaction.  This is not a transaction in which there were entities under common control prior to the April 10, 2008 transaction.  Mr. Rhodes was not an owner of Propell prior to that date and did not have control over Propell prior to that date. Inasmuch as Propell and Crystal Magic had no common ownership they were not entities under common control prior to that date; therefore, paragraph 11 of SFAS 141 does not apply. Furthermore, paragraphs D11-D18 of SFAS 141 do not apply as these entities were not under common control. The April 10, 2008 transaction was not Propell’s acquisition of an equity method investment from an entity under common control.  The transaction, for accounting purposes, is being treated as an acquisition by Crystal Magic of Propell (a reverse acquisition).

We considered SFAS 94 and in fact believe we have complied with it, as the June 30, 2008 financials for Propell Corporation that are included in the S-1/A are consolidated and include all of the subsidiaries of Propell.

We considered APB 18 and do not believe it applies to this transaction, as consolidated financial statements with Propell and Crystal Magic are being presented for this reverse acquisition by Crystal Magic of Propell. We believe the presumption that is valid in this instance is that consolidated financial statements are more meaningful than separate financial statements and are necessary for fair presentation when one of the companies in the group has a direct or indirect controlling financial interest in the other companies.  That is the case here – Crystal Magic has a controlling interest and it is necessary for a fair presentation that consolidated financial statements be presented.  The equity method does not apply, and APB 18 does not apply.

We considered EITF 96-16 and do not believe it applies because Crystal Magic and Mr. Rhodes are the majority shareholders after the April 10, 2008 transaction and are being treated as the accounting acquirers.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

2.        Please tell us what consideration was given to providing financial statements for the period ended March 31, 2008 for Mountain Capital and Auleron pursuant to Rule 8-04 of Regulation S-X.

Response:  We are including the financial statements as of and for the periods ended March 31, 2008 for Mountain Capital and Auleron in this S-1/A Amendment No. 2.

Cover Page

3.        Please disclose the number of shares underlying convertible promissory notes.

Response:  Complied with.  We have disclosed that of the 5,088,000 shares of common stock being registered 1,628,000 shares were issued in a private placement transaction completed prior to the filing of the registration statement and we may issue 3,640,000 upon conversion of promissory notes.

Prospectus Summary, page 3

Our Company

4.        Please explain what the photo crystals you sell are and what they are used for, briefly explain what “Web Stores on Demand” are and clarify that products you sell at your retail stores.

Response: Complied with.  We have revised the disclosure to the Prospectus Summary as well as “Management’s Discussion And Analysis of Financial Condition And Results-Our Plan Of Operations and Crystal Magic, Inc. and Our Business- Description Of Our Business, The Crystal Magic Division and Our Strategy” to provide additional detail as to what the photo crystals are and what they are used for, what “Web Stores on Demand” are and to clarify the products that are sold at the retail stores.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

Our Outstanding Convertible Notes, page 14

5.         Please tell us supplementally of the details of your anticipated PIPE transaction.  We note that you are registering the shares of common stock that the promissory notes are convertible into so it is not clear what you will register in the PIPE transaction.  Please tell us whether the convertible notes transaction has closed.

Response:  The specific details of the anticipated PIPE transaction have not been established. It is intended that $3,000,000 to $5,000,000 will be raised in a future transaction which will involve the issuance of new securities. The new securities issued in connection with the PIPE will be registered at a future date after we receive approval from FINRA regarding the listing of our common stock on the OTCBB. The convertible note transaction has closed and will not be part of the PIPE transaction.

Contractual Obligations, page 19

6.         To increase the transparency of cash flow, please include scheduled interest payments to your table of contractual obligations to the extent that the interest rates are variable and unknown, you may use your judgment to determine whether or not to include estimates for the future variable rate interest payments in the table or footnote to the table. Regardless of whether you decide to include variable rate estimated interest payments in the table of your footnote, you should provide appropriate disclosure with respect to your assumptions.  This comment is also applicable to your pages 21 and 23.  Refer to SEC Release 33-8350 for guidance.

Response:   Complied with.  We have included scheduled interest payments to our table of contractual obligations.  We have revised Footnote 9, Notes Payable, in the June 30, 2008 consolidated financials so that it also discloses the amounts of interest that are due.

Crystal Magic, Inc., page 19

Liquidity and Capital Resources, page 20

7.         We note from the face of the 2007 balance sheet that investments as of December 31, 2007 was 0 and $119,823 in 2006.  You state on page 21, “net cash used in investing activities from continuing operations for the year ended December 31, 2007, was $2,730, and included an increase in investments of 119,823 offset by capital expenditures of $122,553.  Given

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

that the purpose of the cash flow statement is to prevent inflows and outflows of cash, it is unclear from your disclosure whether your received cash of $119,823 for your investments. Please clarify your disclosure to explain the decrease from 2006 to 2007 in your investments.

Response:  Complied with.  We have clarified our disclosure to explain the decrease from 2006 to 2007 in our investments.

Aurelon 2005, LLC, page 25

Overview, page 23

8.        We note you temporarily shut down operations of AUL in the last quarter of 2007.  Please revise your filing to discuss the accounting of all the assets and liabilities of this entity.  As part of your response please address whether trade, officers, and related party receivables are collectable and if not, discuss the amounts written off.  Furthermore, please address whether your debts were fully or partially satisfied and the manner in which satisfied your debts (i.e., issuance of stock or cash).

Response:   Complied with.  We have revised to discuss the accounting of all the assets and liabilities of Auleron 2005, LLC.  The Company has determined that a receivable due from an officer of Auleron 2005, LLC was not collectible at June 30, 2008 and has written that receivable off and has revised the financials as of and for the period ended June 30, 2008 to reflect this write-off.  The receivable was a valid receivable at December 31, 2007 and March 31, 2008.  It became uncollectible only after the acquisition by Propell of AUL.

Mountain Capital, LLC

9.        You state COGS decreased as a percentage of sales due to the sale of equipment. Citing relevant accounting literature, please explain how you determined it was appropriate to include this transaction in COGS rather than Other Income.

Response:  In the following sentence on page 26, “However this decrease is only because of a one-time sale of $57,000 of equipment in the first quarter of 2007…”.  The term equipment is a reference to the sale of inventory.  Mountain Capital, LLC derives the majority of its revenues from the sale of “equipment” (photo kiosks) which more accurately should be referred to as inventory.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

Selling Stockholders, page 49

10.      Please provide more information regarding the terms of the transactions in which the selling stockholders received the notes, including dates of the transactions, consideration received, the principal amount(s) of notes issued and the use of proceeds.

Response:   Complied with.  We have provided additional information regarding the terms of the transactions in which the selling stockholders received the notes, including the dates of the note issuances and the conversion of shares under one set of notes, the principal amount of the notes and the use of proceeds.

Plan of distribution, page 53

11.       Please make it clear that the shares will be sold at a fixed price.  Accordingly, please delete the statement in the last statement of the first paragraph that the sales may be at negotiated prices. Please also revise the similar language in the fifth full paragraph.

Response:  Complied with.  We have clarified that the shares will be sold at a fixed price and deleted the statements that the sales may be at negotiated prices.

Pro Forma Combined Balance Sheets as of June 30, 2008 (unaudited), page F-51

12.        Given that the transactions with Crystal Magic, Auleron and Mountain Capital are included in the balance sheet as of June 30, 2008, please remove the pro forma balance sheets as of June 2008 and 2007.  Refer to paragraph (c)(1) of Article 11 of Regulation S-X for guidance.

Response:   Complied with.  We have removed the pro forma balance sheets as of June 2008 and 2007.

Exhibit 5.1

13.        We note the statement that the shares “will have been duly authorized.”  Please revise to state that they have been duly authorized.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

November 6, 2008

Response:  Complied with.  We have revised to state that the shares have been duly authorized.

Please feel free to call me at (561) 483-2796 if you have any questions.  Thank you.

Sincerely,

/s/ Hank Gracin

Hank Gracin

cc: Propell Corporation